Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of income tax expense

	Years Ended December 31,
(in thousands)	2018	2017	2016
Current income tax expense:
Federal	$75,273	210,550	140,079
State	18,000	20,316	9,218
Foreign	12,330	7,500	4,443
Total current income tax expense	105,603	238,366	153,740
Deferred income tax (benefit) expense:
Federal	18,200	(178,879)	8,393
State	3,891	5,093	(65)
Foreign	(691)	1,298	(893)
Total deferred income tax (benefit) expense	21,400	(172,488)	7,435
Total income tax expense	$127,003	65,878	161,175

Schedule of components of income before income tax expense

	Years Ended December 31,
(in thousands)	2018	2017	2016
Components of income before income taxes and equity in income of equity investments:
Domestic	$634,433	603,260	454,628
Foreign	25,331	14,302	6,404
Total income before income tax expense	$659,764	617,562	461,032

Schedule of reconciliation of income tax expense to amounts computed by applying statutory income tax rate

	Years Ended December 31,
(in thousands)	2018	2017	2016
Computed "expected" income tax expense	$138,551	216,147	161,425
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	14,683	11,953	8,715
State income tax expense, net of federal income tax effect	19,220	12,470	9,127
(Decrease) increase in valuation allowance	(1,714)	8,230	2,855
Tax credits	(22,963)	(20,998)	(15,695)
Share-based compensation	(20,309)	(14,310)	—
Foreign-derived intangible income deduction	(7,283)	—	—
Deduction for domestic production activities	—	(17,150)	(12,950)
Re-measurement of deferred tax asset / deferred tax liability	—	(146,093)	—
Permanent differences and other, net	6,818	15,629	7,698
Total income tax expense	$127,003	65,878	161,175

Schedule of significant components of net deferred tax liability

	As of December 31,
(in thousands)	2018	2017
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$32,767	35,089
Allowances for doubtful accounts and billing adjustments	1,132	852
Contract liabilities	8,611	17,813
Share-based compensation	11,735	15,170
Foreign currency translation	1,938	—
Postretirement benefits	5,349	4,679
Employee compensation and benefits	7,126	2,790
Foreign timing differences	5,737	2,924
Other, net	8,767	4,522
Total deferred income tax assets	83,162	83,839
Less valuation allowance for deferred income tax assets	(27,817)	(29,531)
Net deferred income tax assets	55,345	54,308
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(75,222)	(43,056)
Computer software development costs	(56,250)	(48,244)
Purchased intangibles	(32,363)	(42,467)
Foreign currency translation	—	(942)
Partnership interests	(258,007)	(143,908)
Other, net	(6,008)	(7,917)
Total deferred income tax liabilities	(427,850)	(286,534)
Net deferred income tax liabilities	$(372,505)	(232,226)

Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	$7,773	6,091
Noncurrent deferred tax liability	(380,278)	(238,317)
Net deferred tax liability	$(372,505)	(232,226)

Schedule of reconciliation of unrecognized tax liabilities

	Years Ended December 31,
(in millions)	2018	2017	2016
Beginning balance	$23.8	16.5	13.1
Current activity:
Additions based on tax positions related to current year	2.4	4.9	3.4
Additions for tax positions of prior years	3.2	4.6	3.0
Reductions for tax positions of prior years	(6.5)	—	—
Decreases resulting from settlements with tax authorities	(0.6)	(2.2)	(3.0)
Net current activity	(1.5)	7.3	3.4
Ending balance	$22.3	23.8	16.5

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.